UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June
30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett            New York, New York         August 1, 2002
-----------------------   --------------------------  ----------------------
     [Signature]                [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[  ] 13F NOTICE.  (Check here if no  holdings  reported  are in
     this  report,   and  all  holdings  are  reported  by  other
     reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there areno entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           83

Form 13F Information Table Value Total: $127,164,765



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




                                                             FORM 13F
                                                      MILBANK WINTHROP & CO.
                                                          JUNE 30, 2002


COLUMN 1                   COLUMN  2   COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                           TITLE OF                 VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

3M COMPANY COM              COMMON    88579Y101  1,522,125       12,375                 X                 12,375     0    0
ABBOTT LABS                 COMMON    002824100    238,437        6,333                 X                  6,333     0    0
ADVANCED VIRAL RESH C       COMMON    007928104      1,839       10,700                 X                 10,700     0    0
AEGON N V - ORD AMER        COMMON    007924103    273,972       13,463                 X                 13,463     0    0
AFLAC INC                   COMMON    001055102  3,691,168      115,349                 X                115,349     0    0
AMERICAN EXPRESS CO         COMMON    025816109  4,186,824      115,276                 X                115,276     0    0
AMERICAN INTL GROUP I       COMMON    026874107  2,811,349       41,204                 X                 41,204     0    0
AOL TIME WARNER             COMMON    00184A105  2,153,544      146,400                 X                146,400     0    0
AT & T CORP.                COMMON    001957109    695,457       64,996                 X                 64,996     0    0
AT & T WIRELESS             COMMON    00209A106    141,096       24,119                 X                 24,119     0    0
BANK NEW YORK INC           COMMON    064057102    356,332       10,558                 X                 10,558     0    0
BELLSOUTH CORP              COMMON    079860102  2,088,954       66,316                 X                 66,316     0    0
BELO CORPORATION            COMMON    080555105  1,996,463       88,300                 X                 88,300     0    0
BERKSHIRE HATHAWAY IN       COMMON    084670108    868,400           13                 X                     13     0    0
BP AMOCO ADS                COMMON    055622104  2,371,970       46,979                 X                 46,979     0    0
BRIGGS & STRATTON COR       COMMON    109043109    389,534       10,160                 X                 10,160     0    0
BRISTOL MYERS SQUIBB        COMMON    110122108  2,054,818       79,954                 X                 79,954     0    0
CARNIVAL CORP CL A          COMMON    143658102  2,871,453      103,700                 X                103,700     0    0
CATERPILLAR INC             COMMON    149123101    239,659        4,896                 X                  4,896     0    0
CHEVRONTEXACO CORPORA       COMMON    166764100  1,221,389       13,801                 X                 13,801     0    0
CHUBB CORP                  COMMON    171232101  3,768,684       53,230                 X                 53,230     0    0
CISCO SYS INC               COMMON    17275R102    231,417       16,589                 X                 16,589     0    0
CITIGROUP INC.              COMMON    172967101  4,821,004      124,413                 X                124,413     0    0
COCA COLA CO                COMMON    191216100  1,769,040       31,590                 X                 31,590     0    0
DEERE & CO                  COMMON    244199105  1,269,350       26,500                 X                 26,500     0    0
DISNEY WALT PRODTNS         COMMON    254687106    260,858       13,802                 X                 13,802     0    0
DOVER CORP                  COMMON    260003108  2,975,000       85,000                 X                 85,000     0    0
DU PONT E I DE NEMOUR       COMMON    263534109    289,399        6,518                 X                  6,518     0    0
ELECTRONIC DATA SYSTE       COMMON    285661104    238,317        6,415                 X                  6,415     0    0
EMERSON ELEC CO             COMMON    291011104    341,073        6,374                 X                  6,374     0    0
EXXON MOBIL CORPORATI       COMMON    30231G102  9,398,055      229,669                 X                229,669     0    0
FEDERAL HOME LOAN MTG       COMMON    313400301  1,989,000       32,500                 X                 32,500     0    0
FEDERAL NAT MORTGAGE        COMMON    313586109  1,921,188       26,050                 X                 26,050     0    0
FORD MTR CO DEL COM P       COMMON    345370860  1,267,280       79,205                 X                 79,205     0    0
GANNETT INC DEL             COMMON    364730101    340,715        4,489                 X                  4,489     0    0
GEMSTAR TV GUIDE INTE       COMMON    36866W106    107,002       19,852                 X                 19,852     0    0
GENERAL ELECTRIC COMP       COMMON    369604103  4,534,589      156,096                 X                156,096     0    0
GILLETTE CO                 COMMON    375766102    546,492       16,135                 X                 16,135     0    0
INTEL CORP                  COMMON    458140100    510,628       27,949                 X                 27,949     0    0
INTERNATIONAL BUSINES       COMMON    459200101    556,488        7,729                 X                  7,729     0    0
INTERPUBLIC GROUP COS       COMMON    460690100  1,260,259       50,899                 X                 50,899     0    0
JEFFERSON PILOT CORP        COMMON    475070108    282,000        6,000                 X                  6,000     0    0
JOHNSON & JOHNSON           COMMON    478160104  2,567,743       49,134                 X                 49,134     0    0
LEHMAN BROS HLDGS INC       COMMON    524908100    475,152        7,600                 X                  7,600     0    0
LIBERTY MEDIA CORP SE       COMMON    530718105  1,541,840      154,184                 X                154,184     0    0
LOEWS CORP                  COMMON    540424108    231,566        4,370                 X                  4,370     0    0
MCGRAW HILL INC             COMMON    580645109    229,427        3,843                 X                  3,843     0    0
MEDIA GENERAL INC. CL       COMMON    584404107  4,902,000       81,700                 X                 81,700     0    0
MELLON FINL CORP            COMMON    58551A108    381,246       12,130                 X                 12,130     0    0
MEMBERWORKS INC             COMMON    586002107    894,443       48,270                 X                 48,270     0    0
MERCK & CO                  COMMON    589331107  3,747,461       74,002                 X                 74,002     0    0
MICROSOFT CORP              COMMON    594918104    566,145       10,350                 X                 10,350     0    0
MOTOROLA INC                COMMON    620076109    297,680       20,403                 X                 20,403     0    0
NESTLE SA SPONSORED A       COMMON    641069406    349,740        6,000                 X                  6,000     0    0
NORTHERN TRUST CORP         COMMON    665859104  1,368,239       31,054                 X                 31,054     0    0
NUI HLDG CO                 COMMON    629431107    541,942       19,707                 X                 19,707     0    0
ORACLE CORP                 COMMON    68389X105    671,309       70,888                 X                 70,888     0    0
PEPSICO INC                 COMMON    713448108    369,212        7,660                 X                  7,660     0    0
PFIZER INC                  COMMON    717081103  2,036,720       58,192                 X                 58,192     0    0
PHARMACIA CORP              COMMON    71713U102    291,661        7,788                 X                  7,788     0    0
PHILIP MORRIS COS INS       COMMON    718154107    458,247       10,491                 X                 10,491     0    0
POTASH CORP SASK INC        COMMON    73755L107  3,661,830       54,900                 X                 54,900     0    0
PROCTER & GAMBLE CO         COMMON    742718109  3,849,634       43,109                 X                 43,109     0    0
PROVIDIAN FINL CORP         COMMON    74406A102    119,364       20,300                 X                 20,300     0    0
QUALCOMM INC                COMMON    747525103    319,434       11,620                 X                 11,620     0    0
READERS DIGEST ASSN I       COMMON    755267101  2,084,649      111,300                 X                111,300     0    0
REGIS CORP MINN             COMMON    758932107  7,138,144      264,180                 X                264,180     0    0
ROYAL DUTCH PETRO-NY        COMMON    780257804  2,574,034       46,572                 X                 46,572     0    0
SBC COMMUNICATIONS, I       COMMON    78387G103    225,913        7,407                 X                  7,407     0    0
SCHLUMBERGER                COMMON    806857108  1,194,957       25,698                 X                 25,698     0    0
SIGMA ALDRICH CORP          COMMON    826552101  3,916,715       78,100                 X                 78,100     0    0
TEXAS INSTRUMENTS INC       COMMON    882508104    398,160       16,800                 X                 16,800     0    0
TYCO INTL LTD NEW           COMMON    902124106  1,006,144       74,474                 X                 74,474     0    0
U S BANCORP                 COMMON    902973304    643,363       27,553                 X                 27,553     0    0
VERIZON COMMUNICATION       COMMON    92343V104    248,689        6,194                 X                  6,194     0    0
VIACOM INC CL B             COMMON    925524308  4,497,654      101,367                 X                101,367     0    0
VODAFONE GROUP PLC          COMMON    92857W100    557,848       40,868                 X                 40,868     0    0
WACHOVIA GROUP              COMMON    929903102    596,486       15,623                 X                 15,623     0    0
WELLS FARGO NEW             COMMON    949746101  1,230,174       24,574                 X                 24,574     0    0
WILMINGTON TR CORP          COMMON    971807102  1,726,300       56,600                 X                 56,600     0    0
WORLD ACCESS INC            COMMON    98141A101         26       26,105                 X                 26,105     0    0
WYETH                       COMMON    983024100    276,275        5,396                 X                  5,396     0    0
ZEMEX CDA CORP              COMMON    988910105    124,574       18,733                 X                 18,733     0    0

TOTAL                                          127,164,765

00146.0001 #340804